ACQUISITION (Details)		1 Months Ended	7 Months Ended
	Sep. 12, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Fair value of identifiable assets acquired and liabilities assumed:
Goodwill				$ 4,725,125	¥ 32,523,983	¥ 31,011,902	¥ 31,011,902
Puhua Technology
Acquisition
Percentage of equity interest acquired	60.00%	60.00%
Cash consideration	¥ 2,000,000	¥ 2,000,000
Net revenue contributed to the Company			¥ 71,349
Net loss contributed to the Company			¥ 633,513
Fair value of consideration transferred:
Cash paid	2,000,000
Fair value of non-controlling interests	1,333,333
Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,411,583
Other receivables and prepayments	746,009
Other non-current assets	16,848
Total assets acquired	3,174,440
Other liabilities	(1,353,188)
Amount of identifiable net assets	1,821,252
Goodwill	¥ 1,512,081